LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

SUPPLEMENT DATED FEBRUARY 29, 2008 TO THE

PROSPECTUSES AND STATEMENTS OF ADDITIONAL

INFORMATION OF THE FUNDS LISTED IN SCHEDULE A

Effective July 1, 2008, the following replaces any contrary information under “choosing a class of shares to buy—investment minimums” in the Prospectus of each fund. All other information in this section remains unchanged.

Investment minimums for Class A, Class B and Class C shares

Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment.

Investment Minimum Initial/Additional Investments(1)
	Class A		Class B		Class C
General	$1,000/$50		$1,000/$50		$1,000/$50
Uniform Gifts or Transfers to Minor Accounts	$1,000/$50		$1,000/$50		$1,000/$50
IRAs	$250/$50		$250/$50		$250/$50
SIMPLE IRAs	None/None		None/None		None/None
Systematic Investment Plans	$50/$50		$50/$50		$50/$50
Clients of Eligible Financial Intermediaries	None/None		n/a		n/a
Retirement Plans with omnibus accounts held on the books of the fund	None/None	(2)	n/a	(3)	None/None
Other Retirement Plans	None/None		None/None		None/None
Institutional Investors	$1,000/$50		$1,000/$50		$1,000/$50

(1)

Different minimums may apply to clients of certain service agents. Contact your service agent for more information. Refer to the section entitled “Retirement and institutional investors” for additional information regarding the investment minimum and eligibility requirements for Retirement Plans, Institutional Investors and Clients of Eligible Financial Intermediaries.

(2)	Class A shares are not available to new Retirement Plan investors through a Service Agent if the Service Agent makes Class FI shares available.
(3)	Retirement Plans that held Class B shares prior to December 1, 2006 are permitted to make additional investments in that class.

Effective immediately, the following statement supplements the funds’ prospectuses and statements of additional information:

With respect to Class A, Class B, Class C, Class FI, Class R and Class I shares (as applicable), the fund may pay a fee for recordkeeping services performed for the share class. As a result, the operating expenses of affected share classes may increase.

For Western Asset Global High Yield Bond Portfolio and Western Asset Emerging Markets Debt Portfolio only:

The fund may pay a fee for recordkeeping services performed for its shares. As a result, the fund’s operating expenses may increase.

For Legg Mason Partners Investors Value Fund, Legg Mason Partners Small Cap Growth Fund and Legg Mason Partners S&P 500 Index Fund only:

The next to last paragraph under “Management – Recent Developments” is hereby deleted.

With respect to Legg Mason Partners Fundamental Value Fund, Legg Mason Partners Small Cap Value Fund, Legg Mason Partners Diversified Large Cap Growth Fund, Legg Mason Partners Dividend Strategy Fund, Legg Mason Partners Emerging Markets Equity Fund, Legg Mason Partners International All Cap Opportunity Fund, Legg Mason Partners Inflation Management Fund and Legg Mason Partners Short Duration Municipal Income Fund:

Please contact your service agent regarding the availability of Class R or Class FI shares noted in the prospectus.

SCHEDULE A

Fund Name	Date of Prospectus and Statement of Additional Information
Legg Mason Partners (“LMP”) Equity Trust
LMP Aggressive Growth Fund	December 20, 2007
LMP All Cap Fund	August 28, 2007
LMP Appreciation Fund	April 16, 2007
LMP Capital and Income Fund	April 16, 2007
LMP Capital Fund	April 16, 2007
LMP Classic Values Fund	April 16, 2007
LMP Convertible Fund	November 1, 2007
LMP Diversified Large Cap Growth	April 16, 2007 (SAI dated April 16, 2007 as supplemented May 31, 2007)
LMP Dividend Strategy Fund	February 20, 2008
LMP Emerging Markets Equity Fund	February 20, 2008
LMP Equity Fund	April 16, 2007

Fund Name	Date of Prospectus and Statement of Additional Information
LMP Financial Services Fund	July 27, 2007
LMP Fundamental Value Fund	January 29, 2008
LMP Global Equity Fund	April 16, 2007
LMP International All Cap Opportunity Fund	February 28, 2008
LMP Investors Value Fund	April 16, 2007 (SAI dated April 16, 2007 as supplemented June 15, 2007)
LMP Large Cap Growth Fund	April 16, 2007
LMP Lifestyle Allocation 100%	April 16, 2007
LMP Lifestyle Allocation 30%	April 16, 2007
LMP Lifestyle Allocation 50%	April 16, 2007
LMP Lifestyle Allocation 70%	April 16, 2007
LMP Lifestyle Allocation 85%	April 16, 2007
LMP Lifestyle Income Fund	April 16, 2007
LMP Mid Cap Core Fund	April 16, 2007
LMP Small Cap Core Fund	April 16, 2007
LMP Small Cap Growth Fund	April 16, 2007
LMP Small Cap Value Fund	January 29, 2008
LMP Social Awareness Fund	April 16, 2007 (SAI dated April 16, 2007 as supplemented January 7, 2008)
LMP 130/30 U.S. Large Cap Equity Fund	November 7, 2007
Legg Mason Partners (“LMP”) Income Trust
LMP Adjustable Rate Income Fund	September 28, 2007
LMP California Municipals Fund	June 28, 2007
LMP Core Bond Fund	December 1, 2007
LMP Core Plus Bond Fund	December 1, 2007
LMP Diversified Strategic Income Fund	December 1, 2007
LMP Global High Yield Bond Fund	April 16, 2007 (SAI dated April 16, 2007 as supplemented June 5, 2007)
LMP Global Income Fund	September 21, 2007
LMP Government Securities Fund	April 16, 2007 (SAI dated April 16, 2007 as supplemented June 5, 2007)
LMP High Income Fund	December 1, 2007
LMP Inflation Management Fund	February 20, 2008
LMP Intermediate Maturity California Municipals Fund	April 16, 2007 (SAI dated April 16, 2007 as supplemented June 29, 2007)
LMP Intermediate Maturity New York Municipals Fund	April 16, 2007 (SAI dated April 16, 2007 as supplemented June 29, 2007)
LMP Intermediate-Term Municipals Fund	July 27, 2007

Fund Name	Date of Prospectus and Statement of Additional Information
LMP Investment Grade Bond Fund	April 16, 2007 (SAI dated April 16, 2007 as supplemented June 5, 2007)
LMP Managed Municipals Fund	June 28, 2007
LMP Massachusetts Municipals Fund	April 16, 2007 (SAI dated April 16, 2007 as supplemented June 29, 2007)
LMP Municipal High Income Fund	December 1, 2007
LMP New Jersey Municipals Fund	July 27, 2007
LMP New York Municipals Fund	July 27, 2007
LMP Oregon Municipals Fund	August 28, 2007
LMP Pennsylvania Municipals Fund	July 27, 2007
LMP Short Duration Municipal Income Fund	February 20, 2008
LMP Short/Intermediate U.S. Government Fund	April 16, 2007 (SAI dated April 16, 2007 as supplemented June 5, 2007)
LMP Short-Term Investment Grade Bond Fund	April 16, 2007
Western Asset Emerging Markets Debt Portfolio	June 28, 2007
Western Asset Global High Yield Bond Portfolio	June 28, 2007
Legg Mason Partners Money Market Trust
Citi Connecticut Tax Free Reserves[1] (Western Asset Connecticut Money Market Class A and Class I)	December 7, 2007
Western Asset California Municipal Money Market Fund	July 27, 2007
Western Asset Massachusetts Municipal Money Market Fund	July 27, 2007
Western Asset New York Municipal Money Market Fund	July 27, 2007
Western Asset Money Market Fund	April 16, 2007
Western Asset Government Money Market Fund	April 16, 2007
Western Asset Municipal Money Market Fund	July 27, 2007

[1]

“Citi” is a service mark of Citigroup, licensed for use by Legg Mason as the name of funds. Legg Mason and its affiliates, as well as the fund’s investment manager, are not affiliated with Citigroup. Investments in the fund are not bank deposits or obligations of Citibank.

FDXX010803

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